Fees Summary	Sep. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 66,225,000.00
Total Fee Amount	9,145.67
Total Offset Amount	0.00
Net Fee	$ 9,145.67
Offering Table N/A
Offset Table N/A	N/A